Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Related tax benefit (expense) for net unrealized gain (loss) on available-for-sale debt securities	$ (6,220)	$ (8,917)	$ 6,156
Related tax benefit (expense) for reclassification adjustment of net (gain) loss included in net income from sale of available-for-sale securities	3,456	2	0
Related tax benefit (expense) for net unrealized gain (loss) on borrowing cash flow hedges	$ 2,204	$ 6,854	$ (5,684)